SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.1%
Africa/Middle East - 10.3%
Israel - 3.3%
NICE Systems, Ltd., ADR *	2,175	312,765

South Africa - 7.0%
Bid Corp., Ltd.	13,200	280,691
Bidvest Group, Ltd.	5,525	69,609
Naspers, Ltd.	1,425	215,942
Prosus NV *	1,425	104,607

		670,849
Asia - 66.9%
Australia - 1.3%
Rio Tinto, PLC, ADR	2,475	128,923

China/Hong Kong - 37.4%
AIA Group, Ltd.	21,400	202,186
Alibaba Group Holding, Ltd., ADR *	2,875	480,786
Baidu, Inc., ADR *	1,125	115,605
China Construction Bank Corp.	359,000	273,909
China Mengniu Dairy Co., Ltd.	48,000	179,747
China Petroleum & Chemical Corp., ADR	3,100	181,970
China Tower Corp., Ltd.	414,000	94,022
CNOOC, Ltd., ADR	300	45,675
CSPC Pharmaceutical Group, Ltd.	120,000	240,989
ENN Energy Holdings, Ltd.	21,900	226,609
Hong Kong Exchanges & Clearing, Ltd.	4,300	126,185
JD.com, Inc., ADR *	4,450	125,534
Ping An Insurance Group Co. of China, Ltd.	19,900	228,638
Sinopharm Group Co., Ltd.	44,900	140,640
TAL Education Group, ADR *	9,100	311,584
Tencent Holdings, Ltd.	11,400	480,279
WH Group, Ltd.	132,500	118,676

		3,573,034
India - 3.2%
HDFC Bank, Ltd., ADR	5,350	305,218

Indonesia - 3.3%
Astra International Tbk PT	176,000	81,832
XL Axiata Tbk PT *	948,800	229,931

		311,763
Japan - 0.8%
Suzuki Motor Corp.	1,900	80,604

Singapore - 3.2%
DBS Group Holdings, Ltd.	14,500	262,273
Singapore Technologies Engineering, Ltd.	17,100	47,509

		309,782
South Korea - 10.4%
LG Chem, Ltd.	525	131,453
Medy-Tox, Inc. *	360	108,378

Name of Issuer	Quantity	Fair Value ($)

Samsung Electronics Co., Ltd.	12,250	502,330
Shinhan Financial Group Co., Ltd.	7,200	251,607

		993,768
Taiwan - 6.0%
Cathay Financial Holding Co., Ltd.	82,085	107,883
Hon Hai Precision Industry Co., Ltd., GDR	22,160	104,484
Taiwan Semiconductor Co.	37,482	328,230
Taiwan Semiconductor Co., ADR	600	27,888

		568,485
Thailand - 1.3%
Bangkok Bank PCL	21,200	121,994

Europe - 1.8%
Luxembourg - 1.8%
Globant SA *	1,850	169,423

Latin America - 8.2%
Brazil - 2.7%
Ambev SA, ADR	10,800	49,896
Banco Bradesco SA	22,803	186,378
Pagseguro Digital, Ltd. *	450	20,840

		257,114
Chile - 4.1%
Banco Santander Chile, ADR	4,700	131,600
Geopark, Ltd. *	14,100	259,581

		391,181
Peru - 1.4%
Southern Copper Corp.	3,900	133,107

North America - 3.9%
Mexico - 1.5%
Fomento Economico Mexicano, ADR	1,575	144,238

United States - 2.4%
Broadcom, Inc.	550	151,838
Skyworks Solutions, Inc.	925	73,306

		225,144
Total Common Stocks (cost: $6,806,871)		8,697,392

Investment Companies - 3.9%
iShares MSCI India ETF	11,100	372,627

(cost: $334,045)

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 4.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	471,158	471,158

(cost: $471,158)

Total Investments in Securities - 99.9% (cost: $7,612,074)		9,541,177
Other Assets and Liabilities, net - 0.1%		7,219

Total Net Assets - 100.0%		$9,548,396

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	23.0%
Electronic Technology	15.7
Technology Services	9.3
Retail Trade	9.3
Consumer Services	6.3
Consumer Non-Durables	5.2
Health Technology	5.1
Energy Minerals	5.1
Communications	3.4
Non-Energy Minerals	2.7
Utilities	2.4
Process Industries	1.4
Producer Manufacturing	1.4
Consumer Durables	0.8
Investment Companies	3.9
Short-Term Securities	4.9

99.9
Other Assets and Liabilities, net	0.1

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	128,923	—	—	128,923
Brazil	257,114	—	—	257,114
Chile	391,181	—	—	391,181
China/Hong Kong	3,573,034	—	—	3,573,034
India	305,218	—	—	305,218
Indonesia	311,763	—	—	311,763
Israel	312,765	—	—	312,765
Japan	80,604	—	—	80,604
Luxembourg	169,423	—	—	169,423
Mexico	144,238	—	—	144,238
Peru	133,107	—	—	133,107
Singapore	309,782	—	—	309,782
South Africa	670,849	—	—	670,849
South Korea	993,768	—	—	993,768
Taiwan	568,485	—	—	568,485
Thailand	121,994	—	—	121,994
United States	225,144	—	—	225,144
Investment Companies	372,627	—	—	372,627
Short-Term Securities	471,158	—	—	471,158

Total:	9,541,177	—	—	9,541,177

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2019	3